Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
Schedule of employee benefit expenses
	Year ended December 31, 2020	Year ended December 31, 2019	Period ended December 31, 2018
	£‘000	£‘000	£‘000
Wages and salaries	10,913	5,164	—
Employer’s national insurance	2,092	599	—
Short-term non-monetary benefits	416	69	—
Defined contribution pension cost	871	215	—
Share-based payment expenses	3,759	199	—
	18,051	6,246	—